Income Taxes (Net Deferred Tax Assets) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2016	Mar. 31, 2015
Income Tax Disclosure [Abstract]
Current assets - Deferred income taxes	¥ 40,940	¥ 47,788
Other assets - Deferred income taxes	97,639	89,637
Current liabilities - Other	(5,330)	(6,769)
Long-term liabilities - Deferred income taxes	(450,926)	(445,876)
Net deferred tax liabilities	¥ (317,677)	¥ (315,220)